Consolidated Balance Sheets (Parenthetical) - $ / shares None in scaling factor is -9223372036854775296	Jun. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, no par value
Common Stock, Shares, Issued	70,867,494	59,418,227
Common Stock, Shares, Outstanding	70,867,494	59,418,227